SUPPLEMENTAL CONSOLIDATED BALANCE SHEETS INFORMATION (Tables)	12 Months Ended
Dec. 31, 2025
SEC Schedule, 12-09, Valuation and Qualifying Accounts [Abstract]
Schedule of Supplemental Consolidated Balance Sheets Information
	Warranty provision	Provision for current expected credit losses

Balance, as of December 31, 2022	$243	$527
Additions	82	90
Deductions	-	(272)

Balance, as of December 31, 2023	325	345
Additions	28	150
Deductions	-	(95)

Balance as of December 31, 2024	353	400
Additions	136	-
Deductions	(111)	(228)

Balance as of December 31, 2025	$378	$172